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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05597

Invesco Municipal Income Opportunities Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Municipal Income Opportunities Trust Quarterly Schedule of Portfolio Holdings May 31, 2015

invesco.com/us	MS-CE-MIOPP-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–114.39%(a)

Alabama–1.70%

Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (b)	5.00%	01/01/42	$2,250	$2,480,423
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	925	928,154
Jefferson (County of); Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (c)(d)	6.60%	10/01/42	1,300	885,118
Series 2013 F, Sr. Lien Sewer Revenue Conv. CAB Wts. (d)	7.75%	10/01/46	1,700	1,101,039
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts. (d)	7.90%	10/01/50	1,000	637,160
				6,031,894

Arizona–3.40%

Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.38%	09/01/32	1,000	1,045,080
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.40%	07/01/47	600	640,656
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.75%	07/01/44	750	856,957
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	1,000	1,038,680
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB (f)(g)	7.00%	01/01/16	2,000	2,118,400
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,000	1,043,470
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/48	1,000	967,800
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (h)	6.55%	12/01/37	1,975	2,014,362
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	1,330	1,273,528
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, Education RB	6.00%	07/01/43	1,000	1,081,700
				12,080,633

California–13.64%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/47	1,000	1,069,120
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,000	1,071,910
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (b)(c)	5.00%	09/15/32	960	1,036,512
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (b)	5.25%	04/01/40	500	659,310
Series 2012 U-2, Ref. RB (b)	5.00%	10/01/32	3,000	3,773,820
Series 2014 U-6, RB (b)	5.00%	05/01/45	3,000	3,863,430
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, Sub. Mobile Home Park RB	5.88%	08/15/49	1,250	1,364,525
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB (e)	5.88%	07/01/28	820	859,245
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	6.00%	07/01/42	1,000	1,051,030
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (e)(h)	5.00%	07/01/37	1,000	1,062,430
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	695	712,438
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB	7.25%	11/01/31	1,000	1,169,470
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	750	750,990
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/43	750	750,022
Series 2006 A, Tobacco Settlement CAB Turbo RB (i)	0.00%	06/01/46	10,000	1,005,100

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	$1,000	$840,160
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	955	986,859
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(i)	0.00%	08/01/46	10,000	1,972,500
Foothill-Eastern Transportation Corridor Agency; Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/43	1,000	1,190,490
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	930	904,760
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	1,000	836,570
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,000	1,571,720
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	2,000	1,716,020
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB (i)	0.00%	06/01/36	8,000	1,547,760
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,000	1,254,500
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (h)	5.55%	07/01/28	425	426,615
Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited Tax CAB GO Bonds (i)	0.00%	08/01/39	8,000	2,777,280
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,000	1,115,030
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/48	1,000	1,131,890
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	1,000	1,030,020
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	1,000	1,219,540
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/41	1,400	1,685,488
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB (i)	0.00%	08/01/37	5,000	1,475,900
Southern California Logistics Airport Authority; Series 2008 A, Tax Allocation CAB RB (i)	0.00%	12/01/44	18,085	562,986
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	1,000	836,030
Union City (City of) Community Redevelopment Agency (Community Redevelopment); Series 2011, Sub. Lien Tax Allocation RB	6.88%	12/01/33	1,500	1,862,820
Victor Valley Union High School District (Election of 2008); Series 2013 B, Unlimited Tax CAB GO Bonds (i)	0.00%	08/01/48	8,310	1,362,092
				48,506,382

Colorado–5.19%

Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.75%	01/01/37	1,500	1,526,880
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.50%	01/01/35	3,000	3,504,690
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB	6.25%	11/15/40	1,000	1,099,350
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,000	1,138,250
Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,420	1,433,987
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	2,000	2,012,540
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (c)	5.00%	12/01/35	925	946,516
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	500	553,650
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,000	1,008,300
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	2,000	1,893,420
University of Colorado; Series 2013 A, Enterprise RB (b)	5.00%	06/01/43	3,000	3,340,620
				18,458,203

Connecticut–0.33%

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (e)(j)	5.13%	10/01/36	2,955	1,174,938

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Delaware–0.28%

Sussex (County of) (Cadbury at Lewes); Series 2006 A, First Mortgage RB	6.00%	01/01/35	$1,000	$1,006,860

District of Columbia–1.72%

District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	1,000	1,177,790
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (b)	5.00%	12/01/25	1,335	1,538,454
Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/38	3,000	3,409,560
				6,125,804

Florida–10.86%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/17	1,000	1,047,290
Series 2007, IDR	5.88%	11/15/36	2,000	2,041,520
Series 2007, IDR	5.88%	11/15/42	1,000	1,019,130
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/49	900	1,002,798
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/46	1,000	1,182,979
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (b)(c)	5.00%	09/01/23	7,245	7,636,810
Capital Trust Agency (Million Air One LLC); Series 2011, RB (h)	7.75%	01/01/41	995	952,066
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	8.25%	05/15/49	1,200	1,432,860
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB (f)(g)	7.25%	10/01/21	1,000	1,309,670
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	6.13%	06/15/43	1,000	1,019,700
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.75%	10/01/42	1,000	1,076,350
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB (i)	0.00%	10/01/42	7,900	2,091,130
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.70%	07/01/26	500	500,960
Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	1,030,550
Series 2007, First Mortgage RB	5.50%	07/01/38	500	514,260
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB (b)	5.00%	11/01/39	3,000	3,337,350
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/49	750	867,390
Renaissance Commons Community Development District; Series 2005 A, Special Assessment RB	5.60%	05/01/36	1,700	1,480,768
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (b)	5.00%	08/15/32	7,000	7,383,180
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	1,000	1,114,030
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	590	597,381
				38,638,172

Georgia–2.15%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.38%	05/15/43	1,000	1,097,280
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	1,000	1,162,950
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,500	1,505,775
Atlanta (City of) Water & Wastewater; Series 2015, Ref. RB (b)	5.00%	11/01/40	2,490	2,798,536
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.13%	09/01/40	1,000	1,086,340
				7,650,881

Hawaii–0.68%

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	1,000	1,271,680
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	1,000	1,150,540
				2,422,220

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–0.53%

Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.13%	10/01/49	$1,000	$1,074,610
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	775	805,659
				1,880,269

Illinois–14.44%

Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	1,750	1,757,595
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,995,960
Chicago (City of) (Lakeshore East); Series 2002, Special Assessment Improvement RB	6.75%	12/01/32	1,900	1,908,113
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds (b)	5.00%	12/01/44	3,000	3,350,910
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB (b)	5.25%	12/01/49	3,000	3,191,700
Chicago (City of); Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	1,250	1,241,300
Series 2011, COP	7.13%	05/01/25	1,030	1,110,165
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	1,000	1,075,990
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	1,000	1,077,200
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	1,000	1,165,650
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	1,445	1,447,312
Illinois (State of) Finance Authority (Greenfields of Geneva); Series 2010 A, RB	8.00%	02/15/30	1,130	1,202,840
Series 2010 A, RB	8.25%	02/15/46	775	826,259
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	5.70%	08/15/28	500	500,380
Series 2006 A, RB	6.00%	08/15/39	1,500	1,517,190
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.75%	05/15/46	1,000	1,060,130
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	2,000	2,021,880
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	1,000	630,000
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/43	1,000	1,096,550
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/43	1,000	1,010,170
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/45	500	515,370
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	1,000	1,002,860
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	2,500	2,502,000
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.); Series 2011, Ref. Charter School RB	6.88%	10/01/31	485	549,272
Series 2011, Ref. Charter School RB	7.13%	10/01/41	500	571,085
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/52	3,000	3,337,320
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (j)	6.90%	11/15/33	1,750	1,396,500
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB (b)	5.50%	06/15/50	960	1,020,221
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (b)	5.50%	01/01/33	3,000	3,277,890
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	960	1,040,246
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/41	1,000	1,115,990
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB	6.00%	03/01/36	2,355	2,393,151
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	900	910,584
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/45	1,000	1,071,590
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (h)	7.00%	12/01/42	1,420	1,488,898
				51,380,271

Indiana–2.28%

Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.13%	11/15/47	515	574,704
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	1,000	1,133,970

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015, RB (b)	5.00%	12/01/40	$2,250	$2,490,750
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/33	500	529,195
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/26	560	569,414
Series 2006 A, Economic Development RB	6.00%	05/15/38	525	531,352
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	7.00%	01/01/44	1,000	1,220,690
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.80%	09/01/47	1,000	1,043,440
				8,093,515

Iowa–2.46%

Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	1,000	1,083,870
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,000	1,028,270
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	2,000	2,229,080
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	750	752,767
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.38%	06/01/38	1,125	990,799
Series 2005 C, Asset-Backed RB	5.63%	06/01/46	1,000	887,530
Series 2005 D, Asset-Backed CAB RB (i)	0.00%	06/01/46	8,000	748,240
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	1,000	1,023,180
				8,743,736

Kansas–1.03%

Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	1,400	1,414,644
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/43	1,000	1,151,840
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/48	1,000	1,094,340
				3,660,824

Kentucky–0.71%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	7.38%	05/15/46	1,000	1,138,980
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB (d)	6.88%	07/01/46	2,000	1,373,860
				2,512,840

Louisiana–1.25%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	1,984	694,618
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	750	899,512
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/45	750	749,978
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (e)	6.38%	12/01/34	1,000	1,084,160
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (e)(h)	7.75%	07/01/39	1,000	1,008,370
				4,436,638

Maine–0.32%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/41	1,000	1,142,050

Maryland–0.94%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,078,320
Frederick (County of) (Jefferson Technology Park); Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/43	1,000	1,128,180
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	1,000	1,121,730
				3,328,230

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–1.09%

Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/35	$800	$800,432
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/32	505	672,019
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	1,000	1,165,250
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)(c)	5.50%	08/01/30	960	1,223,702
				3,861,403

Michigan–1.09%

Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	5.75%	10/01/45	635	605,231
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	1,200	1,218,288
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.25%	07/01/39	1,000	1,070,090
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/43	1,000	993,250
				3,886,859

Minnesota–3.62%

Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/40	1,000	1,077,800
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	1,000	1,157,080
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB (f)(g)	9.25%	03/01/17	1,000	1,164,270
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	1,500	1,751,700
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.13%	10/01/39	1,500	1,578,075
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/48	1,000	1,127,890
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	1,000	1,121,040
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/25	1,000	1,049,950
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	6.00%	05/01/47	1,000	1,089,280
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	700	746,326
Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	1,000	1,022,730
				12,886,141

Mississippi–0.24%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	840	845,023

Missouri–2.34%

Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (h)(j)	6.00%	07/01/37	1,200	111,000
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/27	750	337,508
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	1,000	1,047,280
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,000	1,011,100
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2011, Sales Tax RB	6.75%	10/01/41	1,000	1,047,860
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	1,000	1,146,880
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	1,000	1,051,740
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	1,000	1,013,120
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,554,960
				8,321,448

Nebraska–0.30%

Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	1,000	1,084,470

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–0.78%

Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	$505	$383,123
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	700	804,811
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/23	865	890,518
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	655	709,797
				2,788,249

New Hampshire–0.61%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	960	1,026,643
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/41	1,000	1,135,890
				2,162,533

New Jersey–2.72%

Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,112,270
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (h)	5.25%	09/15/29	1,000	1,091,130
Series 2012, RB (h)	5.75%	09/15/27	1,000	1,089,440
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB	6.30%	10/01/49	1,200	1,236,504
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	1,000	1,108,330
Tobacco Settlement Financing Corp.; Series 2007 1-A, RB	4.75%	06/01/34	1,500	1,152,285
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	1,000	967,730
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	2,500	1,922,625
				9,680,314

New Mexico–0.30%

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	1,000	1,066,110

New York–9.00%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (i)	0.00%	07/15/35	1,475	581,887
Series 2009, PILOT CAB RB (i)	0.00%	07/15/46	10,000	2,199,200
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, RB	6.00%	11/15/36	1,000	1,015,800
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facility RB	6.15%	06/01/19	440	440,933
Series 1999, Civic Facility RB	6.20%	06/01/29	500	500,505
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/32	1,125	1,129,185
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	405	20,294
New York & New Jersey (States of) Port Authority; One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)(h)	5.00%	10/15/27	1,700	1,932,628
One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)(h)	5.00%	10/15/28	1,300	1,474,278
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (c)	5.25%	11/01/37	1,200	1,305,732
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (c)	5.00%	01/01/39	500	511,945
New York (City of) Municipal Water Finance Authority; Series 2012 BB, Water & Sewer System Second General Resolution RB (b)	5.00%	06/15/47	3,000	3,307,560
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB (b)	5.00%	05/01/42	2,400	2,660,280
Subseries 2012 F-1, Future Tax Sec. RB (b)	5.00%	05/01/39	6,000	6,762,900
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (b)	5.00%	03/15/41	3,000	3,356,040
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. Liberty RB (e)	7.25%	11/15/44	1,000	1,204,830

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	$1,000	$1,137,590
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $1,697,125)(e)(j)	6.13%	02/15/19	2,000	20
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (h)	6.38%	01/01/39	1,365	1,380,261
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/34	700	653,422
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	500	440,645
				32,015,935

North Carolina–0.55%

North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/35	750	815,865
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/41	1,000	1,154,320
				1,970,185

Ohio–4.10%

Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/30	1,000	844,760
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/37	1,000	872,580
Series 2007 B, First Sub. Asset-Backed CAB RB (i)	0.00%	06/01/47	40,000	2,032,400
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	1,500	1,571,730
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	6.75%	01/01/44	1,000	1,071,520
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,000	2,052,800
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/47	600	577,476
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	1,000	1,134,390
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	1,000	1,105,820
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	1,000	1,088,570
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	1,000	1,034,840
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	1,200	1,204,656
				14,591,542

Oklahoma–1.05%

Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	540	541,042
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	1,000	1,053,780
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/37	1,000	1,034,390
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/45	1,000	1,102,540
				3,731,752

Pennsylvania–4.77%

Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	950	1,047,840
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,000	1,011,370
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	965	1,035,725
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB (j)	6.00%	09/01/36	1,800	1,080,018
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	1,000	1,034,920
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,000	1,140,150

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (b)	5.00%	06/15/34	$3,000	$3,343,800
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (h)	6.00%	06/01/31	1,000	1,000,000
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (b)	5.00%	06/15/21	3,000	3,401,100
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/43	750	852,833
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (e)	6.75%	06/15/43	1,000	1,061,820
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/35	930	944,945
				16,954,521

Puerto Rico–1.31%

Children’s Trust; Series 2005 A, Tobacco Settlement Asset-Backed RB (i)	0.00%	05/15/50	15,000	1,235,550
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	1,500	1,264,710
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB RB (i)	0.00%	08/01/56	7,000	399,840
Series 2011 C, RB	5.25%	08/01/40	2,500	1,773,900
				4,674,000

South Carolina–1.10%

Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	795	795,692
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	2,000	2,001,640
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/42	1,087	1,075,526
Series 2012, Ref. Sub. CAB RB (i)	0.00%	11/15/47	466	46,317
				3,919,175

Tennessee–1.19%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	2,000	2,090,720
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/47	1,000	1,016,880
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	930	1,120,641
				4,228,241

Texas–8.95%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (h)	4.85%	04/01/21	1,200	1,224,864
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/44	800	854,536
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (e)	5.75%	01/01/34	1,100	1,142,735
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	1,000	1,150,380
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	1,000	1,212,520
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	1,000	1,157,400
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB (j)	7.75%	11/15/44	1,000	100
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB (h)	6.63%	07/15/38	1,000	1,164,070
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.88%	05/15/41	1,000	1,249,190
La Vernia Higher Education Finance Corp. (Amigos Por Vida Friends for Life); Series 2008, RB	6.25%	02/15/26	1,465	1,474,391
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (f)(g)	6.25%	08/15/19	1,000	1,191,330
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,573,950
North Texas Tollway Authority; Series 2008 A, Ref. First Tier System RB (INS-BHAC) (b)(c)	5.75%	01/01/48	3,000	3,316,050
Series 2011 B, Special Project System CAB RB (i)	0.00%	09/01/37	7,000	2,480,730

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	7.38%	07/01/48	$1,000	$1,033,980
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB (j)	6.15%	11/15/49	1,000	0
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (h)	8.00%	07/01/38	1,000	1,126,310
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	8.00%	11/15/29	485	473,646
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	1,000	968,560
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/44	1,000	994,460
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	1,000	1,204,360
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,000	1,182,950
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	6.75%	06/30/43	1,000	1,211,630
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB (f)(g)	7.13%	02/15/20	1,000	1,246,130
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	1,000	1,168,770
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	1,000	1,031,050
				31,834,092

Utah–0.31%

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	1,000	1,088,520

Virginia–0.07%

Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	226	240,527

Washington–2.29%

King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	1,000	1,001,600
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	1,000	1,098,850
King (County of); Series 2011 B, Ref. Sewer RB (b)	5.00%	01/01/34	3,000	3,352,020
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB (f)(g)	7.00%	07/01/19	1,000	1,226,470
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (f)(g)	7.38%	03/01/19	1,200	1,468,572
				8,147,512

West Virginia–0.61%

Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/45	1,000	1,123,340
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.50%	10/01/38	1,000	1,046,450
				2,169,790

Wisconsin–2.09%

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (f)(g)	6.38%	02/15/19	1,500	1,777,890
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.63%	09/15/39	1,000	1,177,920
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2012, RB	5.88%	08/01/42	1,000	1,031,080
Series 2013, RB	7.00%	08/01/43	1,025	1,106,672
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	1,000	1,173,640
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/45	660	646,298

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	6.20%	10/01/42	$500	$539,305
				7,452,805
TOTAL INVESTMENTS(k)–114.39% (Cost $381,410,927)				406,875,507
FLOATING RATE NOTE OBLIGATIONS – (15.79)%
Notes with interest rates ranging from 0.61% to 0.77% at 05/31/15 and contractual maturities of collateral ranging from 06/15/21 to 06/15/50 (See Note 1D) (l)				(56,175 ,000)
OTHER ASSETS LESS LIABILITIES–1.40%				4,982,266
NET ASSETS–100.00%				$355,682,773

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.	PCR	—Pollution Control Revenue Bonds
AGM	—Assured Guaranty Municipal Corp.	PILOT	—Payment-in-Lieu-of-Tax
AMBAC	—American Municipal Bond Assurance Corp.	RAC	—Revenue Anticipation Certificates
BHAC	—Berkshire Hathaway Assurance Corp.	RB	—Revenue Bonds
CAB	—Capital Appreciation Bonds	Ref.	—Refunding
Conv	—Convertible	RN	—Revenue Notes
COP	—Certificates of Participation	Sec.	—Secured
GO	—General Obligation	SGI	—Syncora Guarantee, Inc.
IDR	—Industrial Development Revenue Bonds	Sr.	—Senior
INS	—Insurer	Sub.	—Subordinated
Jr.	—Junior	TRAN	—Tax and Revenue Anticipation Notes
MFH	—Multi-Family Housing	Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $13,003,325, which represented 3.66% of the Trust’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Security subject to the alternative minimum tax.

(i)	Zero coupon bond issued at a discount.

(j)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2015 was $4,457,194, which represented 1.25% of the Trust’s Net Assets.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(l)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Trust’s investments with a value of $96,233,863 are held by TOB Trusts and serve as collateral for the $56,175,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Income Opportunities Trust

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Trust expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Trust, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Trust’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Income Opportunities Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2015 was $11,857,921 and $9,019,771, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$37,978,513
Aggregate unrealized (depreciation) of investment securities	(12,001,565)
Net unrealized appreciation of investment securities	$25,976,948
Cost of investments for tax purposes is $380,898,559.

Invesco Municipal Income Opportunities Trust

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Income Opportunities Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.